     As filed with the Securities and Exchange Commission on March 28, 2003
                         File Nos. 33-31894 and 811-5954



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 50                                              [X]

                                     and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52
                                                                         [X]
                                 --------------


                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 Copies of communications to:
Richard W. Grant, Esq.      John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray              Charles Schwab Investment
1701 Market Street          One International Place   Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624     101 Montgomery Street
                                                      120KNY-14-109
                                                      San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

/__/  Immediately upon filing pursuant to paragraph (b)

/ X / On March 31, 2003 pursuant to paragraph (b)


/__/  60 days after filing pursuant to paragraph (a)(1)


/__/  On (date), pursuant to paragraph (a)(1)


/__/  75 days after filing pursuant to paragraph (a)(2)
/__/ On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
/__/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SCHWAB
MASSACHUSETTS MUNICIPAL MONEY FUND
SWEEP SHARES(TM)



                                                                  PROSPECTUS
                                                                  March 31, 2003



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.
                                                           [CHARLES SCHWAB LOGO]

SCHWAB
MASSACHUSETTS MUNICIPAL MONEY FUND
SWEEP SHARES(TM)


About the fund

   Strategy .............................................................      2

   Main risks ...........................................................      3

   Performance ..........................................................      4

   Fund fees and expenses ...............................................      4

   Fund management ......................................................      5


Investing in the fund

   Buying shares ........................................................      7

   Selling/exchanging shares ............................................      8

   Transaction policies .................................................      9

   Dividends and taxes ..................................................     10

ABOUT THE FUND

The Schwab Massachusetts Municipal Money Fund seeks to provide HIGH CURRENT YIELDS while offering the LIQUIDITY, STABILITY AND CONVENIENCE traditionally associated with money market mutual funds.

Because the fund invests in municipal MONEY MARKET INVESTMENTS, its dividends generally are exempt from federal income tax and from Massachusetts personal income tax.


The fund is designed for use as a SWEEP fund for eligible Schwab accounts. Customers who qualify can designate this fund as their account's primary sweep fund.

SCHWAB
MASSACHUSETTS MUNICIPAL MONEY FUND


TICKER SYMBOL Sweep Shares: SWDXX



THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES from Massachusetts issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable-and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.


Under normal circumstances, the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal and Massachusetts income tax. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

FOR MASSACHUSETTS TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME, THIS FUND MAY BE AN APPROPRIATE INVESTMENT.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Because this is a new fund, no performance figures are given. Performance information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None



ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.54

Total annual operating expenses                                            0.92

Expense reduction                                                         (0.32)
NET OPERATING EXPENSES*                                                    0.60



* Guaranteed by Schwab and the investment adviser through 4/30/04 (excluding certain interest, taxes and non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 year               3 years
--------------------------------------------------------------------------------
$61                $261 Visit


www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


4  Schwab Massachusetts Municipal Money Fund Sweep Shares(TM)

FUND MANAGEMENT


THE FUND'S INVESTMENT ADVISER, CHARLES SCHWAB INVESTMENT MANAGEMENT, INC., HAS NEARLY $143 BILLION UNDER MANAGEMENT.



The investment advisor for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/02).


As the investment adviser, the firm oversees the asset management and administration of the Schwab Massachusetts Municipal Money Fund. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows: 0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

INVESTING IN THE FUND

As a SchwabFunds(R) investor, you have a number of ways to do business with us.


On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING SHARES


The information on these pages outlines how Schwab account investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund.



This fund is designed to be used as the "primary sweep fund" for eligible Schwab accounts. Different types of accounts are available, with varying account opening and balance requirements. Uninvested cash balances in your account will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement.



For information on types of Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.


The fund is not an appropriate investment for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

SELLING SHARES



For automatic sweep sales, see your account materials. Please be aware of the D following policies:



-     The fund may take up to seven days to pay sale proceeds.



- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.



- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.



8  Investing in the fund

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price twice each business day, first at 10 a.m. Eastern time and again after the close of the fund (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1 per share.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy shares that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT RIGHT.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect the fund's operations and orders that appear to be associated with short-term trading activities.

-     To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-     To withdraw or suspend any part of the offering made by this prospectus.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to pay any capital gain distributions.

OWNERSHIP OF THE FUND MAY HAVE TAX CONSEQUENCES. Dividends from the fund typically are exempt from federal and Massachusetts personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.


While interest from municipal securities generally is exempt from federal income tax, some types of securities in which the fund may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that the fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from the fund. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.


AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


10  Investing in the fund

NOTES

NOTES

NOTES

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

 SEC FILE NUMBER


 Schwab Massachusetts Municipal Money Fund
 Sweep Shares(TM)                 811-5954


 SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549-0102
 202-942-8090 (Public Reference Section)
 WWW.SEC.GOV
 PUBLICINFO@SEC.GOV

 SCHWABFUNDS

 P.O. Box 3812
 Englewood, CO 80155-3812
 1-800-435-4000
 WWW.SCHWAB.COM/SCHWABFUNDS



 REG22880FLD-01





                              SCHWAB MASSACHUSETTS
                              MUNICIPAL MONEY FUND
                                SWEEP SHARES(TM)



                                   PROSPECTUS
                                 March 31, 2003



                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES

                    SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND


                                 MARCH 31, 2003



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated March 31 , 2003 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the fund at P.O. Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.


The fund is a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                                             Page
                                                                                             ----
INVESTMENT OBJECTIVE, STRATEGY,
SECURITIES, RISKS AND LIMITATIONS............................................................   2
MANAGEMENT OF THE FUND.......................................................................  11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................  21
INVESTMENT ADVISORY AND OTHER SERVICES.......................................................  21
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................................  23
DESCRIPTION OF THE TRUST.....................................................................  24
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS.............  25
TAXATION.....................................................................................  27
CALCULATION OF PERFORMANCE DATA..............................................................  30
APPENDIX.....................................................................................  32

        INVESTMENT OBJECTIVE, STRATEGY, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

Schwab Massachusetts Municipal Money Fund seeks maximum current income exempt from federal and Massachusetts state personal income taxes, consistent with liquidity and stability of capital.





The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the fund will achieve its objective. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund.



The fund operates as a money market fund and seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940
Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.



The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.


                               INVESTMENT STRATEGY


Schwab Massachusetts Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Massachusetts municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its assets in municipal money market securities the interest from which is exempt from federal and Massachusetts income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count the AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 of the 1940 Act. Also, for purposes of this policy, assets means net assets plus any borrowings for investment purposes.


                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. The fund may invest more than 25% in private activity bonds and in municipal securities financing similar projects.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a non-diversified mutual fund. The fund follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security if, with respect to 75% of its assets, more than 5% or 10% of the fund's total assets would be invested in the securities of a single issuer or guarantor, respectively. U.S. government and certain other securities are not subject to this particular regulation.


ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING allows the fund to borrow money from and/or lend money to other funds/portfolios in the Schwab complex (SchwabFunds(R)). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.




MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.


MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations (municipal issuers). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.


Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The fund may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the fund attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold "conduit securities," which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in the fund.


Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.


Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by the fund.


PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.



QUALITY OF INVESTMENTS regulations set forth by the SEC dictate the quality requirements for money market mutual funds. These regulations require the fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. The fund will refrain from acquisitions that cause its holdings of: (1) second tier securities issued by single issuers to exceed 5% of its assets; or (2) in second tier conduit securities the greater of 1% of the fund's assets or $1 million.



Should a security's high-quality rating change after purchase by the fund, the investment adviser would take such action, including no action, as determined to be in the best interests of the fund. In the event that, after the reduction of a security's rating, more than 5% of the fund's assets are invested in second tier securities issued by a single issuer, unless the Board of Trustees finds that disposal of the security would not be in the best interests of the money market fund, the fund shall reduce its investment in such securities to no more than 5% of its assets. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the fund, under Securities Act Rule 144A.


Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors the fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.


Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.



Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the SchwabFunds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.



STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions
- Massachusetts in the case of this fund. The also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.


The fund's securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within Massachusetts. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

The fund is not suitable for investors who would not benefit from the tax-exempt character of the fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.


STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.



TAXABLE SECURITIES. Under normal conditions, the fund does not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the fund may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.



U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE
MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.



U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the fund. In addition, the fund may exercise only its demand rights at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's outstanding voting shares.

THE FUND MAY NOT:


(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.


Concentration. The SEC presently defines concentration as investing 25% or more of the fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict the fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act the rules or regulations thereunder or any exemption therefrom as such statutes, rules or regulations may be amended from time to time.

(2) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).


(3) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions or governments are not considered to be securities subject to this industry concentration restriction).


(4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(5)   Invest more than 10% of its net assets in illiquid securities.


(6) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).


(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.


(8) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.


Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.


                             MANAGEMENT OF THE FUND

The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund.


Certain trustees are "interested persons." A trustee may be considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.



The information is provided as of December 31, 2002. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (the "fund complex"), which, as of December 31, 2002, included 46 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:


NAME AND              POSITION(S)            TERM OF              PRINCIPAL                   OTHER
DATE OF               WITH THE                OFFICE             OCCUPATIONS             DIRECTORSHIPS
BIRTH                 TRUST                    AND               DURING THE
                                              LENGTH              PAST FIVE
                                              OF TIME                YEARS
                                              SERVED 1

                                           INDEPENDENT TRUSTEES
DONALD F.             Trustee          Trustee of            Chief Executive
DORWARD                                The Charles           Officer, Dorward
September 23, 1931                     Schwab                & Associates
                                       Family of             (corporate
                                       Funds since           management,
                                       1989.                 marketing and
                                                             communications
                                                             consulting firm).
                                                             From 1996 to
                                                             1999, Executive
                                                             Vice President
                                                             and Managing
                                                             Director, Grey
                                                             Advertising.

ROBERT G.             Trustee          Trustee of            Chairman, Chief
HOLMES                                 The Charles           Executive
May 15, 1931                           Schwab                Officer and
                                       Family of             Director, Semloh
                                       Funds since           Financial, Inc.
                                       1989.                 (international
                                                             financial services
                                                             and investment
                                                             advisory firm).

DONALD R.             Trustee          Trustee of            Managing
STEPHENS                               The Charles           Partner, D.R.
June 28, 1938                          Schwab                Stephens &
                                       Family of             Company
                                       Funds since           (investments).


----------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that Independent Trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent Trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

                                       1989.                 Prior to 1996,
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             North American
                                                             Trust (real
                                                             estate investment
                                                             trust).

MICHAEL W.            Trustee          Trustee of            Chairman and
WILSEY                                 The Charles           Chief Executive
August 18, 1943                        Schwab                Officer, Wilsey
                                       Family of             Bennett, Inc.
                                       Funds since           (truck and air
                                       1989.                 transportation,
                                                             real estate
                                                             investment and
                                                             management, and
                                                             investments).

MARIANN               Trustee          Trustee of            Chairman of             Ms. Byerwalter also
BYERWALTER                             The Charles           JDN Corporate           is on the Board of
August 13, 1960                        Schwab                Advisory LLC.           Trustees of Stanford
                                       Family of             From 1996 to            University, America
                                       Funds since           2001, Ms.               First Companies,
                                       2000.                 Byerwalter was          Omaha, NE
                                                             the Vice                (venture capital/fund
                                                             President for           management),
                                                             Business Affairs        Redwood Trust, Inc.
                                                             and Chief               (mortgage finance),
                                                             Financial Officer       Stanford Hospitals
                                                             of Stanford             and Clinics, SRI
                                                             University and,         International
                                                             in 2001, Special        (research), PMI
                                                             Advisor to the          Group, Inc.
                                                             President of            (mortgage
                                                             Stanford                insurance) and
                                                             University. 2           Lucile Packard
                                                                                     Children's Hospital;
                                                                                     Director until 2002,
                                                                                     LookSmart, Ltd. (an
                                                                                     Internet
                                                                                     infrastructure
                                                                                     company).


----------
2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

WILLIAM A.            Trustee          Trustee of            Co-Chief                Mr. Hasler also is
HASLER                                 The Charles Schwab    Executive               on the Board of
November 22, 1941                      Family of             Officer, Aphton         Directors of
                                       Funds since           Corporation (bio-       Solectron
                                       2000.                 pharmaceuticals).       Corporation
                                                              Prior to August        (manufacturing),
                                                             1998, Mr. Hasler        Tenera, Inc.
                                                             was Dean of the         (services and
                                                             Haas School of          software), Airlease
                                                             Business at the         Ltd. (aircraft
                                                             University of           leasing), Mission
                                                             California,             West Properties
                                                             Berkeley (higher        (commercial real
                                                             education).             estate) and Digital
                                                                                     Microwave
                                                                                     Corporation (a
                                                                                     network equipment
                                                                                     corporation).

GERALD B.             Trustee          Trustee of            Since 1990,             Mr. Smith is also on
SMITH                                  The Charles           Chairman and            the Board of
September 28, 1950                     Schwab                Chief Executive         Directors of Rorento
                                       Family of             Officer and             N.V. (investments -
                                       Funds since           founder of Smith        Netherlands) and
                                       2000.                 Graham & Co.            Cooper Industries
                                                             (investment             (electrical products,
                                                             advisors).              tools and hardware),
                                                                                     and is a member of
                                                                                     the audit committee
                                                                                     of Northern Border
                                                                                     Partners, L.P.
                                                                                     (energy); Director
                                                                                     until 2002, Pennzoil
                                                                                     Quaker State
                                                                                     Company (oil and
                                                                                     gas).

                                            INTERESTED TRUSTEES

CHARLES R.            Chairman         Chairman and          Chairman, Co-           Director, U.S. Trust
SCHWAB 3              and Trustee      Trustee of            Chief Executive         Corporation, United
July 29, 1937                          The Charles           Officer and             States Trust
                                       Schwab                Director, The           Company of New
                                       Family of             Charles Schwab          York, The Gap, Inc.
                                       Funds since           Corporation;            (a clothing retailer),
                                       1989.                 Chief Executive         Siebel Systems (a
                                                             Officer and             software company)
                                                             Director, Schwab        and Xign, Inc. (a


----------
3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                             Holdings, Inc.;         developer of
                                                             Chairman and            electronic payment
                                                             Director, Charles       systems); Trustee,
                                                             Schwab & Co.,           Board of Trustees of
                                                             Inc., Charles           Stanford University,
                                                             Schwab                  since 1993; Director
                                                             Investment              until January 1999,
                                                             Management,             Schwab Retirement
                                                             Inc.; Chairman,         Plan Services, Inc.,
                                                             Charles Schwab          Mayer &
                                                             Holdings (UK);          Schweitzer, Inc. (a
                                                             Chairman and            securities brokerage
                                                             Chief Executive         subsidiary of The
                                                             Officer, Schwab         Charles Schwab
                                                             (SIS) Holdings,         Corporation),
                                                             Inc. I, Schwab          Performance
                                                             International           Technologies, Inc.
                                                             Holdings, Inc.          (technology
                                                                                     company),
                                                                                     TrustMark, Inc.;
                                                                                     Director until July
                                                                                     2001, The Charles
                                                                                     Schwab Trust
                                                                                     Company; Director
                                                                                     until March 2002,
                                                                                     Audiobase, Inc.
                                                                                     (full-service audio
                                                                                     solutions for the
                                                                                     Internet); Director
                                                                                     until May 2002,
                                                                                     Vodaphone
                                                                                     AirTouch PLC (a
                                                                                     telecommunications
                                                                                     company).

JOHN PHILIP           Trustee          Trustee of            Vice Chairman           Director,
COGHLAN                                The Charles           and Executive           Performance
May 6, 1951                            Schwab                Vice President,         Technologies, Inc.,
                                       Family of             The Charles             (technology
                                       Funds since           Schwab                  company); Director,
                                       2000.                 Corporation;            Charles Schwab
                                                             Vice Chairman           Asset Management
                                                             and President -         (Ireland) Ltd. and
                                                             Retail, Charles         Charles Schwab
                                                             Schwab & Co.,           Worldwide Funds
                                                             Inc.; Director,         PLC until March
                                                             Charles Schwab          2002.
                                                             Investment
                                                             Management,
                                                             Inc.; President,

                                                             Chief Executive
                                                             Officer and
                                                             Director, The
                                                             Charles Schwab
                                                             Trust Company;
                                                             Chairman and
                                                             Director, Schwab
                                                             Retirement Plan
                                                             Services, Inc.,
                                                             Schwab
                                                             Retirement
                                                             Technologies,
                                                             Inc. (formerly
                                                             TrustMark, Inc.).
                                                             Prior to July
                                                             2002, Mr.
                                                             Coghlan was
                                                             Vice Chairman
                                                             and Enterprise
                                                             President,
                                                             Retirement Plan
                                                             Services and
                                                             Services for
                                                             Investment
                                                             Managers,
                                                             Charles Schwab
                                                             & Co., Inc.



JEFFREY M.            Trustee          Trustee of            Executive Vice
LYONS 3                                The Charles           President, Asset
February 22, 1955                      Schwab                Management
                                       Family of             Products &
                                       Funds since           Services since
                                       2002.                 September 2001,
                                                             Charles Schwab
                                                             & Co., Inc.  Prior
                                                             to September
                                                             2001, Mr. Lyons
                                                             was Executive
                                                             Vice President,
                                                             Mutual Funds,
                                                             Charles Schwab
                                                             & Co., Inc.


----------
3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                       OFFICERS

RANDALL W.            President        Officer of The        President and
MERK                  and Chief        Charles               Chief Executive
July 25, 1954         Executive        Schwab                Officer, Charles
                      Officer          Family of             Schwab
                                       Funds since           Investment
                                       2002.                 Management, Inc. and
                                                             Executive Vice
                                                             President,
                                                             Charles Schwab
                                                             & Co., Inc.
                                                             Prior to
                                                             September 2002,
                                                             Mr. Merk was
                                                             President and
                                                             Chief Investment
                                                             Officer,
                                                             American
                                                             Century
                                                             Investment
                                                             Management,
                                                             and Director,
                                                             American
                                                             Century
                                                             Companies, Inc.
                                                             (June 2001 to
                                                             August 2002);
                                                             Chief Investment
                                                             Officer, Fixed
                                                             Income,
                                                             American
                                                             Century
                                                             Companies, Inc.
                                                             (January 1997 to
                                                             June 2001).

TAI-CHIN              Treasurer        Officer of The        Senior Vice             Director, Charles
TUNG                  and Principal    Charles               President and           Schwab Asset
March 7, 1951         Financial        Schwab                Chief Financial         Management
                      Officer.         Family of             Officer, Charles        (Ireland) Limited
                                       Funds since           Schwab                  and Charles Schwab
                                       1996.                 Investment              Worldwide Funds
                                                             Management,             PLC.
                                                             Inc.; Vice
                                                             President, The
                                                             Charles Schwab
                                                             Trust Company.

STEPHEN B.            Senior Vice      Officer of The        Director, Senior
WARD                  President        Charles               Vice President
April 5, 1955         and Chief        Schwab                and Chief


                      Investment       Family of             Investment
                      Officer.         Funds since           Officer, Charles
                                       1991.                 Schwab
                                                             Investment
                                                             Management,
                                                             Inc.; Chief
                                                             Investment
                                                             Officer, The
                                                             Charles Schwab
                                                             Trust Company.

KOJI E. FELTON        Secretary        Officer of The        Senior Vice
March 13, 1961                         Charles               President, Chief
                                       Schwab                Counsel and
                                       Family of             Assistant
                                       Funds since           Corporate
                                       1998.                 Secretary,
                                                             Charles Schwab
                                                             Investment
                                                             Management,
                                                             Inc.  Prior to
                                                             June 1998, Mr.
                                                             Felton was a
                                                             Branch Chief in
                                                             Enforcement at
                                                             the U.S.
                                                             Securities and
                                                             Exchange
                                                             Commission in San
                                                             Francisco.


The fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the fund's investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


At the May 22, 2002, meeting, the Board of Trustees, including a majority of independent trustees, approved the fund's investment advisory and administration agreements (the "Agreement") with CSIM based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services that can be expected to be provided to the fund under the Agreement;
(2) the fund's projected expenses under the Agreement and how those expenses compare to those of other comparable mutual funds; and (3) all compensation received by CSIM and its affiliates, including Schwab, with respect to the projected fees payable by the fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services that can be expected to be provided by CSIM to the fund, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features would benefit the fund. The Trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.



Second, with respect to the fund's expenses under the Agreements, the trustees considered the fund's projected net operating expense ratio in comparison to those of other comparable mutual funds. The trustees also considered the existence of any potential economies of scale and whether those were being passed along to the fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. They also considered the voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.


Third, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered whether the levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services that are expected to be rendered to the funds by CSIM and its affiliates.


In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


                               TRUSTEE COMMITTEES


The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 1 time during the most recent fiscal year.



The trust has a Nominating Committee that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee met 1 time during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.






The following table provides estimated trustee compensation information for the fiscal period ending December 31, 2003. Unless otherwise stated, information is for the fund complex.


 Name of Trustee          Estimated Aggregate      Estimated Pension or           Estimated Total
                           Compensation from       Retirement Benefits           Compensation from
                               the Fund:            Accrued as Part of             Fund Complex
                                                      Fund Expenses
------------------        -------------------      --------------------          -----------------
Charles R. Schwab                  0                       N/A                           0

 Name of Trustee          Estimated Aggregate      Estimated Pension or           Estimated Total
                           Compensation from       Retirement Benefits           Compensation from
                               the Fund:            Accrued as Part of             Fund Complex
                                                      Fund Expenses
John P. Coghlan                    0                       N/A                           0
Jeffrey M. Lyons                   0                       N/A                           0
Mariann Byerwalter              $3,500                     N/A                       $152,275
Donald F. Dorward               $3,500                     N/A                       $152,275
William A. Hasler               $3,500                     N/A                       $152,275
Robert G. Holmes                $3,500                     N/A                       $152,275
Gerald B. Smith                 $3,500                     N/A                       $152,275
Donald R. Stephens              $3,500                     N/A                       $152,275
Michael W. Wilsey               $3,500                     N/A                       $152,275


The following chart provides each trustee's equity ownership of the fund and ownership of funds in the fund complex as of December 31, 2002.


                              Dollar Range of Trustee            Aggregate Dollar Range Of
                               Ownership of the Fund           Trustee Ownership In the Fund
 Name of Trustee                                                            Complex
Charles R. Schwab                       None                           Over $100,000

John Philip Coghlan                     None                           Over $100,000

Jeffrey M.Lyons                         None                           Over $100,000

Mariann Byerwalter                      None                         $50,001 - $100,000

Donald F. Dorward                       None                           Over $100,000

William A. Hasler                       None                         $50,001 - $100,000

Robert G. Holmes                        None                           Over $100,000

Gerald B. Smith                         None                           Over $100,000

Donald R. Stephens                      None                           Over $100,000

Michael W. Wilsey                       None                           Over $100,000

                           DEFERRED COMPENSATION PLAN


Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the Independent Trustees have elected to participate in this plan.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of March 1, 2003, the officers and trustees of the trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of the fund.


As of March 1, 2003, no person or entity owned, of record or beneficially, more that 5% of the outstanding shares of the fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. 1 As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%.


The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2004, total operating expenses (excluding interest, taxes and certain non-routine expenses, if any) of the Sweep Shares of the Schwab Massachusetts Municipal Money Fund will not exceed 0.60% of average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest



----------
1 Effective May 9, 2003, Charles R. Schwab will step down as Co-Chief Executive officer.

and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee from the fund's Sweep Shares, payable monthly in the amount of 0.25% of the Sweep Shares' average daily net assets. For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.20% of the Sweep Shares average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the fund and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The fund's independent accountants, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. The fund's audited financial statements for the fiscal year ending December 31, 2002, will be included in the fund's annual report, which is a separate report supplied with the SAI.


                                 OTHER EXPENSES

The fund pays other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund.

Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund's portfolio turnover rate for reporting purposes is expected to be near zero.

                             PORTFOLIO TRANSACTIONS








The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.


The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.


The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.


The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.


A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.


The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.


In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                            DESCRIPTION OF THE TRUST

The fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's or class's minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.

The fund may hold special meetings of shareholders, which may cause it to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority or the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more that 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the funds. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.


As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.


           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                   PURCHASING AND REDEEMING SHARES OF THE FUND


The fund is open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2003: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the fund reserves the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.


As long as the fund or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

                          EXCHANGING SHARES OF THE FUND

Shares of any SchwabFund(R), including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


The fund and Schwab reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


                                PRICING OF SHARES


The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded in the over-the-counter market are valued at the last sales price that day, or, if no sales that day, at the mean between the bid and ask prices. Securities may be fair valued pursuant to procedures approved by the fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If the fund's NAV calculated using market values declined, or was expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                       DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call the fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended

(the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.


On each business day that the NAV of the fund is determined, such fund's net investment income will be declared after the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For the fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of the month. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to the fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. The fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund may engage in investment techniques that may alter the timing and character of its income. The fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.


The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of the fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of the fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the fund is not deductible for federal income tax purposes. Furthermore, the fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                        MASSACHUSETTS TAX CONSIDERATIONS

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.

Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's taxable year.

Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's tax year.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

                         CALCULATION OF PERFORMANCE DATA

The fund's seven-day yield will be calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

The fund's effective seven-day yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.

The fund's taxable-equivalent seven-day yield will be calculated by dividing that portion of the fund's seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

The fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, the fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end.

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23. Financial Statements and Exhibits.

      (b)   Exhibits

      (a)   Articles of    Amended and Restated Agreement and Declaration of
            Incorporation  Trust, dated May 9, 1995, is incorporated by reference to Exhibit (1), File No. 811-5954 of
                           Post-Effective Amendment No. 33 to Registrant's
                           Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

      (b)   By-laws        Amended and Restated By-Laws are incorporated by
                           reference to Exhibit (2), File No. 811-5954 of
                           Post-Effective Amendment No. 23 to Registrant's
                           Registration Statement on Form N-1A, was electronically filed on March 29, 1996.

      (c)   Instruments    (i)      Article III, Sections 4 and 5; Article IV,
            Defining                Section 1; Article V; Article VI, Section 2;
            Rights of               Article VIII, Section 4; and Article IX,
            Shareholders            Sections 1, 4 and 7 of the Agreement and
                                    Declaration of Trust are incorporated by reference to Exhibit (1), File 811-5954 above.

                           (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2), File 811-5954 above.

      (d)   Investment     (i)      Investment Advisory and Administration
            Advisory                Agreement between Registrant and Charles
            Contracts               Schwab Investment Management, Inc. (the
                                    "Investment Adviser") with respect to Schwab
                                    Money Market Fund, Schwab Government Money
                                    Fund and Schwab Municipal Money Fund, dated
                                    April 30, 1999, is incorporated herein by reference to Exhibit (d) (i), File No.
                                    811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on April
                                    27, 1999.

                           (ii) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is incorporated herein by reference to
                                    Exhibit 5(b), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to
                                    Registrant's Registration Statement of Form
                                    N-1A, was electronically filed on April 30, 1997.

                           (iii) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to
                                    Exhibit 5(c), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on April 30, 1997.

                           (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit
                                    (5)(d), File No. 811-5954 of Post-Effective
                                    Amendment No. 27 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on April 30, 1997.


                           (v) Form of Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is electronically filed herein as Exhibit
                                    (d)(v), File No. 811-5954.


                           (vi) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) to File No. 811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                           (vii) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund,(R) Schwab Retirement Money Fund,(R) and Schwab New York Municipal Money Fund, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(g), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.


                           (viii) Form of Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is electronically filed herein as Exhibit
                                    (d)(viii) to File No. 811-5954.

      (e)   Underwriting   (i)      Distribution Agreement between Registrant
            Contracts               and Charles Schwab & Co., Inc. ("Schwab"),
                                    dated June 15, 1994, is incorporated herein by reference to Exhibit (6)(a), File No.
                                    811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    February 14, 1998.


                           (ii) Form of Schedule A to the Distribution Agreement between Registrant and Schwab is filed electronically herein as Exhibit
                                    (e)(ii), File No. 811-5954.


      (f)   Bonus or                Inapplicable.
            Profit
            Sharing
            Contracts

     (g)    Custodian      (i)      Custodian Services Agreement between
            Agreements              Registrant and PFPC Trust Company dated May
                                    22, 2002, is incorporated herein by
                                    reference to Exhibit (g)(i), File No.
                                    811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    December 15, 2002.

                           (ii) Accounting Services Agreement between Registrant and PFPC Inc. dated May 22, 2002, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on December 15, 2002.


                           (iii) Foreign Custody Agreement between Registrant and Schwab dated May 22, 2002, is incorporated herein by reference to Exhibit
                                    (a)(iii), File No. 811-5954 of
                                    Post-Effective Amendment No. 46, to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on December
                                    15, 2002.



                           (iv) Amended and Restated Transfer Agency Agreement and Schedule B between Registrant and Schwab dated June 5, 1995, is incorporated herein by reference to Exhibit
                                    (8)(e), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed February 14, 1998.



                           (v) Forms of Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement is electronically filed herein as Exhibit (g)(v), File No. 811-5954.

                           (vi) Shareholder Service Agreement between Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit
                                    (8)(h), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (vii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(h) above is incorporated herein by reference to Exhibit
                                    (8)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.


                           (viii)   Forms of Schedules A and C to the
                                    Shareholder Service Agreement are
                                    electronically filed herein as Exhibit
                                    (g)(viii), File No. 811-5954.


      (h)   Other                   Inapplicable.
            Material
            Contracts

      (i)   Legal                   Filed herein as Exhibit (i), File No.
            Opinion                 811-5954.

      (j)   Other                   Inapplicable.
            Opinion

      (k)   Omitted                 Inapplicable.
            Financial
            Statements

      (l)   Initial        (i)      Purchase Agreement between Registrant and
            Capital                 Schwab relating to the Schwab U.S. Treasury
            Agreements              Money Fund is incorporated herein by
                                    reference to Exhibit (13)(a), File No.
                                    811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    February 14, 1998.

                           (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                        (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit
                                    (13)(e), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated herein by reference to Exhibit (13)(h), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                           (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                           (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.


                           (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares(R) is incorporated herein by reference to Exhibit
                                    (l)(xiii), File No. 811-5954 of
                                    Post-Effective Amendment No. 49 to
                                    Registrant's Registration Statement on Form
                                    N-1A was electronically filed on February
                                    24, 2003.



                           (xiv)    Form of Purchase Agreement between
                                    Registrant and Schwab relating to the Schwab
                                    Massachusetts Municipal Money Fund is
                                    electronically filed herein by reference to Exhibit (l)(xiv), File No. 811-5954.


      (m)   Rule 12-b1              Inapplicable
            Plan

      (n)   Financial               Inapplicable
            Data
            Schedules


      (o)   Rule 18f-3     (i)      Amended and Restated Multiple Class Plan and
            Plan                    Schedule A is incorporated herein by
                                    reference to Exhibit (o)(i), File No.
                                    811-5954 of Post-Effective Amendment No. 49 to Registrant's Registration Statement on
                                    Form N-1A was electronically filed on
                                    February 24, 2003.

      (p)   Power of       (i)      Power of Attorney executed by Mariann
            Attorney                Byerwalter, September 4, 2002, is
                                    incorporated herein by reference to Exhibit
                                    (p)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 46, to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (iii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (v) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (vii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (viii) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                           (ix) Power of Attorney executed by John Coghlan, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (x) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (xi) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                           (xii) Certificate of Assistant Secretary executed by Alice L. Schulman, September 20, 2001, is incorporated herein by reference to Exhibit
                                    (p) (xii) to File No. 811-5954 of
                                    Post-Effective Amendment No. 41 to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on November
                                    15, 2001.


Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant             Name of Company                           Capacity
---------------------       -------------------------------------     ------------------------------
Charles R. Schwab,          Charles Schwab & Co., Inc.                Chairman, Director
Chairman, Chief
Executive Officer and
Trustee
                            The Charles Schwab Corporation            Chairman and Co-Chief
                                                                      Executive Officer, Director

                            Charles Schwab Investment Management,     Chairman, Director
                            Inc.

                            Schwab Holdings, Inc.                     Chief Executive Officer,
                                                                      Director

                            Schwab International Holdings, Inc.       Chairman and Chief
                                                                      Executive Officer

Name and Position
with Registrant             Name of Company                           Capacity
---------------------       -------------------------------------     ------------------------------
                            Schwab (SIS) Holdings, Inc. I             Chairman and Chief
                                                                      Executive Officer

                            Charles Schwab Holdings (UK)              Chairman

                            U.S. Trust Corporation                    Director

                            United States Trust Company of New        Director
                            York

                            The Gap, Inc.                             Director

                            Audiobase, Inc.                           Director

                            Vodaphone AirTouch PLC                    Director

                            Siebel Systems                            Director

                            Xign, Inc.                                Director

                            The Charles Schwab Trust Company          Director until July 2001

David S. Pottruck           Charles Schwab & Co., Inc.                President and Chief
                                                                      Executive Officer, Director

                            The Charles Schwab Corporation            President and Co-Chief
                                                                      Executive Officer, Director

                            U.S. Trust Corporation                    Director

                            United States Trust Company of New        Director
                            York

                            Schwab (SIS) Holdings, Inc. I             President and Chief
                                                                      Operating Officer

                            Schwab Holdings, Inc.                     President and Chief
                                                                      Operating Officer, Director

                            Schwab International Holdings, Inc.       President and Chief
                                                                      Operating Officer

                            Charles Schwab Investment Management,     Director until October 2001
                            Inc.

Name and Position
with Registrant             Name of Company                           Capacity
---------------------       -------------------------------------     ------------------------------
John Philip Coghlan         Charles Schwab & Co., Inc.                Vice Chairman and President -
Trustee                                                               Retail. Prior to July 2002,
                                                                      Mr. Coghlan was Vice
                                                                      Chairman and Enterprise
                                                                      President - Retirement Plan
                                                                      Services and Services for
                                                                      Investment Managers.


                            The Charles Schwab Corporation            Vice Chairman and Executive
                                                                      Vice President

                            Charles Schwab Investment Management,     Director
                            Inc.

                            The Charles Schwab Trust Company          President, Chief Executive
                                                                      Officer and Director

                            Schwab Retirement Technologies, Inc.      Chairman and Director
                            (formerly TrustMark, Inc.)

                            Schwab Retirement Plan Services, Inc.     Chairman and Director

                            Performance Technologies, Inc.            Director

                            Charles Schwab Asset Management           Director until March 2002
                            (Ireland) Ltd.

                            Charles Schwab Worldwide Funds PLC        Director until March 2002

Willie C. Bogan             The Charles Schwab Corporation            Assistant Corporate Secretary

                            Charles Schwab & Co., Inc.                Vice President and Assistant
                                                                      Corporate Secretary

                            Charles Schwab Investment Management,     Assistant Corporate Secretary
                            Inc.

                            The Charles Schwab Trust Company          Assistant Corporate Secretary
                                                                      until February 2000

Jeffrey M. Lyons            Charles Schwab & Co., Inc.                Executive Vice President,
Trustee                                                               Asset Management Products &
                                                                      Services. Prior to September
                                                                      2001, Mr. Lyons was
                                                                      Executive Vice President,
                                                                      Mutual Funds.

Name and Position
with Registrant             Name of Company                           Capacity
---------------------       -------------------------------------     ------------------------------
Randall W. Merk             Charles Schwab & Co., Inc.                Executive Vice President.
President and Chief                                                   Prior to September 2002, Mr.
Executive Officer                                                     Merk was President and Chief
                                                                      Investment Officer, American
                                                                      Century Investment
                                                                      Management and Director,
                                                                      American Century Companies,
                                                                      Inc. (June 2001 to August
                                                                      2002); Chief Investment
                                                                      Officer, Fixed Income,
                                                                      American Century Companies,
                                                                      Inc. (January 1997 to June
                                                                      2001).

                            Charles Schwab Investment Management,     President and Chief
                            Inc.                                      Executive Officer

Karen W. Chang              Charles Schwab & Co., Inc.                Enterprise President -
                                                                      General Investor Services

Koji E. Felton,             Charles Schwab Investment Management,     Senior Vice President, Chief
Secretary                   Inc.                                      Counsel and Assistant
                                                                      Corporate Secretary

Christopher V. Dodds        Charles Schwab & Co., Inc.                Executive Vice President and
                                                                      Chief Financial Officer

Carrie Dwyer                Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Corporate Oversite and
                                                                      Corporate Secretary

Lon Gorman                  Charles Schwab & Co., Inc.                Vice Chairman and
                                                                      Enterprise President - Capital
                                                                      Markets and Trading

Daniel O. Leemon            Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Business Strategy

Dawn G. Lepore              Charles Schwab & Co., Inc.                Vice Chairman - Technology
                                                                      and Administration

Frederick E. Matteson       Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Smaller Portfolio Investors &
                                                                      Core Initiative

Mary McLeod                 Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Human Resources

Name and Position
with Registrant             Name of Company                           Capacity
---------------------       -------------------------------------     ------------------------------
John P. McGonigle           Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Mutual Funds

Geoffrey J. Penney          Charles Schwab & Co., Inc.                Executive Vice President and
                                                                      Chief Information Officer

Gideon Sasson               Charles Schwab & Co., Inc.                Enterprise President -
                                                                      Brokerage Operations

Maurisa Sommerfield         Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Schwab Operations

William Atwell              Charles Schwab & Co., Inc.                Executive Vice President -
                                                                      Schwab Institutional and
                                                                      International

Tai-Chin Tung,              Charles Schwab Investment Management,     Senior Vice President and
Treasurer and Principal     Inc.                                      Chief Financial Officer
Financial Officer

                            The Charles Schwab Trust Company          Vice President

                            Charles Schwab Asset Management           Director
                            (Ireland) Limited

                            Charles Schwab Worldwide Funds PLC        Director

Stephen B. Ward,            Charles Schwab Investment Management,     Director, Senior Vice
Senior Vice President       Inc.                                      President and Chief
and Chief Investment                                                  Investment Officer
Officer

                            The Charles Schwab Trust Company          Chief Investment Officer



Item 27. Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Philadelphia, PA 19153 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Morgan Lewis Bockius, counsel to Registrant, 1701 Market Street, Philadelphia, PA 19103 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 50 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 28th day of March, 2003.

                             CHARLES SCHWAB FAMILY OF FUNDS
                             Registrant

                             Charles R. Schwab*
                             ---------------------------------
                             Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of March, 2003.

Signature                                           Title
---------                                           ------
Charles R. Schwab*                                  Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                                    President and Chief Executive Officer
----------------
Randall W. Merk

John Philip Coghlan*                                Trustee
---------------------
John Philip Coghlan

Jeff Lyons*                                         Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                                 Trustee
----------------------
Mariann Byerwalter

Donald F. Dorward*                                  Trustee
-------------------
Donald F. Dorward

William A. Hasler*                                  Trustee
----------------------
William A. Hasler

Robert G. Holmes*                                   Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                                    Trustee
----------------------
Gerald B. Smith

Donald R. Stephens*                                 Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                                  Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                                      Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin

     ---------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX


         EXH. NO.                   DOCUMENT
         --------                   --------
          (d)(v)                   Investment Advisory Schedule A
          (d)(viii)                Investment Advisory Schedule D
          (e)(ii)                  Distribution Agreement Schedule A
          (g)(v)                   Transfer Agency Agreement Schedules
          (g)(viii)                Shareholder Service Agreement Schedules
          (i)                      Legal Opinion
          (l)(xiv)                 Purchase Agreement